Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Allowance for advances to suppliers	0	0
Allowance for prepayments, deposits and other amount	4,295,120
Net realizable value	119,782
Company received government subsidies	$ 86,120	$ 7,733	$ 908,051
Diluted ordinary shares (in Shares)	14,815	0	0
Foreign currency translation gain (loss) adjustment	$ (6,184,172)	$ (2,243,108)	$ 3,261,889
Cash and cash equivalents	71,240,361	$ 53,946,205
Deposit [Member]
Significant Accounting Policies (Details) [Line Items]
Allowance for prepayments, deposits and other amount